Summary of Significant Accounting Policies - Entities included in the consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2021
Navios Maritime Holdings Inc. [Member]
Nature	Holding Company
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Logistics [Member]
Nature	Sub-Holding Company
Ownership interest	63.80%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Maritime Containers L.P. [Member]
Nature	Holding Company
Ownership interest	3.70%
Country of Incorporation	Marshall Is.
2021
2020	1/1 – 8/29
2019	11/30 - 12/31
Navios Corporation [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios International Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navimax Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Handybulk Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Hestia Shipping Ltd. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Malta
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Anemos Maritime Holdings Inc. [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Shipmanagement Inc. [Member]
Nature	Management Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 - 8/29
2019	1/1 - 12/31
NAV Holdings Limited [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Malta
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Kleimar N.V. [Member]
Nature	Operating Company/ Vessel Owning Company/ Management Company
Ownership interest	100.00%
Country of Incorporation	Belgium
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Kleimar Ltd. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 – 8/29
2019	1/1 - 12/31
Bulkinvest S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Luxembourg
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Primavera Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Ginger Services Co. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Aquis Marine Corp. [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Tankers Management Inc. [Member]
Nature	Management Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 - 8/29
2019	1/1 - 12/31
Astra Maritime Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Achilles Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Apollon Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Herakles Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Hios Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Ionian Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Kypros Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Meridian Shipping Enterprises Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Mercator Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Arc Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Horizon Shipping Enterprises Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Magellan Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Aegean Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Star Maritime Enterprises Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Corsair Shipping Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Rowboat Marine Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Rondine Management Corp. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 9/30
2020	3/22 - 12/31
2019
Vernazza Shiptrade Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	9/25-12/31
2019
Navios Corporation Management Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	7/4 -8/29
2019
Beaufiks Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Nostos Shipmanagement Corp. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 6/30
2020	1/1 - 12/31
2019	1/1 - 12/31
Portorosa Marine Corp. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Shikhar Ventures S.A. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Liberia
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Sizzling Ventures Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Liberia
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Rheia Associates Co. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Taharqa Spirit Corp. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Rumer Holding Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Pharos Navigation S.A. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Pueblo Holdings Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Quena Shipmanagement Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Aramis Navigation Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 7/9
2020	1/1 - 12/31
2019	1/1 - 12/31
White Narcissus Marine S.A. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Panama
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios GP L.L.C. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Red Rose Shipping Corp. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Highbird Management Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Ducale Marine Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Vector Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Faith Marine Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Liberia
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Maritime Finance (US) Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Delaware
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Maritime Finance II (US) Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Delaware
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Tulsi Shipmanagement Co. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Cinthara Shipping Ltd. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Rawlin Services Company [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Mauve International S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Serenity Shipping Enterprises Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Mandora Shipping Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 3/30
2020	1/1 - 12/31
2019	1/1 - 12/31
Solange Shipping Ltd. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 3/30
2020	1/1 - 12/31
2019	1/1 - 12/31
Diesis Ship Management Ltd. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Holdings Europe Finance Inc. [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Navios Asia LLC [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Iris Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Jasmine Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Emery Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 - 09/30
2019	1/1 - 12/31
Lavender Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 6/30
2020	1/1 - 12/31
2019	1/1 - 12/31
Esmeralda Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020
2019	1/1 - 8/30
Triangle Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020
2019	1/1 - 8/30
Roselite Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Smaltite Shipping Corporation [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Motiva Trading Ltd. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Alpha Merit Corporation [Member]
Nature	Sub-Holding Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Thalassa Marine S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/1 - 12/31
Asteroid Shipping S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/12 - 12/31
Cloud Atlas Marine S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	1/15 - 12/31
Heodor Shipping Inc. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	2/13 - 12/31
Navios Maritime Containers GP LLC [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 - 8/29
2019	9/11 - 12/31
Navios Containers Management Inc. [Member]
Nature	Management Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021
2020	1/1 - 8/29
2019	1/1 - 12/31
Pacifico Navigation Corp. [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	11/7 - 12/31
Rider Shipmanagement Inc. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	12/4 - 12/31
Talia Shiptrade S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	1/1 - 12/31
2020	1/1 - 12/31
2019	10/11-12/31
Moonstone Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	6/30 –12/31
2020
2019
Opal Shipping Corporation [Member]
Nature	Vessel Owning Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	6/30 –12/31
2020
2019
Grimaud Ventures S.A. [Member]
Nature	Operating Company
Ownership interest	100.00%
Country of Incorporation	Marshall Is.
2021	7/30-12/31
2020
2019